Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues [Abstract]
Total revenues	$ 0	$ 0
Expenses:
Research and development	2,633,567	2,227,589
General and administrative	1,930,690	2,891,442
Total expenses	4,564,257	5,119,031
Loss from operations	(4,564,257)	(5,119,031)
Interest income	14,027	17,866
Net loss	(4,550,230)	(5,101,165)
Preferred stock dividend	(156,493)
Net loss applicable to common shareholders	$ (4,706,723)	$ (5,101,165)
Basic and diluted loss per share	$ (0.01)	$ (0.01)
Weighted average common shares outstanding	369,812,939	366,622,107